DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Instruments Fair Value Through Profit or Loss (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	$ 9,966	$ 8,829
Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	2,228	2,433
Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	7,738	6,396
Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	989
Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	1,605
1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	1,026
1 to 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	3,982
Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	213
Thereafter | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	2,151
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	3,482	3,816
Foreign exchange contracts | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	1,768	1,447
Foreign exchange contracts | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	1,714	2,369
Foreign exchange contracts | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	742
Foreign exchange contracts | Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	1,590
Foreign exchange contracts | 1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	1,026
Foreign exchange contracts | 1 to 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	124
Foreign exchange contracts | Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	0
Foreign exchange contracts | Thereafter | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	0
Interest rate and cross currency interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	6,324	4,843
Interest rate and cross currency interest rate swaps | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	300	816
Interest rate and cross currency interest rate swaps | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	6,024	4,027
Interest rate and cross currency interest rate swaps | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	247
Interest rate and cross currency interest rate swaps | Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	15
Interest rate and cross currency interest rate swaps | 1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	0
Interest rate and cross currency interest rate swaps | 1 to 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	3,858
Interest rate and cross currency interest rate swaps | Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	53
Interest rate and cross currency interest rate swaps | Thereafter | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	2,151
Inflation linked swaps | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	160	$ 170
Inflation linked swaps | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	0
Inflation linked swaps | 1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	0
Inflation linked swaps | Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	$ 160